RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Schedule of nature of relationship with related parties
Related parties	Nature of relationships with related parties	Nature of accounts/transactions
The Government – Ministry of Finance	Majority stockholder	Internet and data service revenues, other telecommunication service revenues, operation and maintenance expense, finance income, finance costs and investment in financial instruments
Government agencies	Entities under common control	Network service revenues, internet and data service revenues and other telecommunication revenues
MoCI	Entity under common control	Concession fees, radio frequency usage charges, USO charges, telecommunication service revenues and operation and maintenance expenses
Indosat	Entity under common control	Interconnection revenues, network service revenues, interconnection expenses, leased line expenses, operation and maintenance expenses
PT Perusahaan Listrik Negara (Persero) (“PLN”)	Entity under common control	Electricity expenses, finance income, finance costs and investment in financial instrument
PT Pertamina (Persero) (“Pertamina”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues
PT Pegadaian (Persero) (“Pegadaian”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues
PT Garuda Indonesia (Persero) Tbk (“Garuda”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues
PT Asuransi Jasa Indonesia (Persero) (“Jasindo”)	Entity under common control	Satellite insurance expenses and vehicle insurance expenses
Perum Peruri (“Peruri”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues
PT Angkasa Pura (“Angkasa Pura”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues
PT Balai Pustaka (“Balai Pustaka”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues
PT Kereta Api Indonesia (“KAI”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues
INTI	Entity under common control	Purchase of property and equipment and construction service
State-owned banks	Entities under common control	Finance income and finance costs
BNI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
Bank Mandiri	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs

Details of the nature of relationships and accounts/transactions with significant related parties are as follows:

Related parties	Nature of relationships with related parties	Nature of accounts/transactions
BRI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
BJB	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
PT Mandiri Manajemen Investasi	Entity under common control	Available-for-sale financial assets
BTN	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
Bahana TCW	Entity under common control	Available-for-sale financial assets, bonds and notes
PT Sarana Multi Infrastruktur (“SMI”)	Entity under common control	Finance costs
Indonusa	Associated company	Network service revenues and data communication expenses
Teltranet	Associated company	Network service revenue, leased line and CPE expenses and operation and maintenance expenses
Tiphone	Associated company	Distribution of SIM cards and pulse reload voucher
Koperasi Pegawai Telkom (“Kopegtel”)	Other related entity

Installation services, leases of buildings expenses, lease of vehicles expenses, purchases of vehicles, and purchases of property and equipment and construction service, maintenance and cleaning service expenses, and Revenue Sharing Agreement (“RSA”) revenues

Yakes	Other related entity	Medical expenses, internet and data service revenues and e-health revenues
PT Poin Multi Media Nusantara (“POIN”)	Other related entity	Cost of sales of handset
PT Perdana Mulia Makmur (“PMM”)	Other related entity	Cost of sales of handset
Koperasi Pegawai Telkomsel (“Kisel”)	Other related entity

Internet and data service revenues, other telecommunication service revenues, leases of vehicles expenses, printing and distribution of customer bills expenses, collection fee, other services fee, distribution of SIM cards, and pulse reload voucher and purchase of property and equipment

PT Graha Informatika Nusantara (“Gratika”)	Other related entity	Network service revenues, operation and maintenance expenses, purchase of property and equipment and construction services and distribution of SIM card and pulse reload voucher
PT Pembangunan Telekomunikasi Indonesia (“Bangtelindo”)	Other related entity	Purchase of property and equipment and construction services
Directors	Key management personnel	Honorarium and facilities
Commissioners	Supervisory personnel	Honorarium and facilities

Schedule of significant transactions with related parties

	2016		2017		2018
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
REVENUES
Majority stockholder
Ministry of Finance	207	0.18	280	0.22	258	0.20
Entities under common control
Government agencies	2,279	1.96	2,568	2.00	3,720	2.84
Indosat	2,167	1.86	1,789	1.39	1,002	0.77
BRI	181	0.16	237	0.18	397	0.30
Pegadaian	93	0.08	115	0.09	228	0.17
BNI	136	0.12	105	0.08	188	0.14
Pertamina	64	0.06	94	0.07	183	0.14
BTN	107	0.09	129	0.10	179	0.14
Bank Mandiri	161	0.14	157	0.12	173	0.13
Peruri	—	—	—	—	120	0.09
Angkasa Pura	—	—	—	—	114	0.09
Garuda	75	0.06	55	0.04	105	0.08
KAI	68	0.06	18	0.01	83	0.06
Balai Pustaka	—	—	—	—	81	0.06
Others	893	0.78	720	0.57	696	0.53
Sub-total	6,224	5.37	5,987	4.65	7,269	5.54
Associated companies	198	0.17	178	0.15	55	0.04
Other related entities	253	0.22	315	0.25	73	0.06
Total	6,882	5.94	6,760	5.27	7,655	5.84

	2016		2017		2018
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
EXPENSES

Majority stockholder
Ministry of Finance	—	—	12	0.01	—	—

Entities under common control
MoCI	5,911	7.84	6,533	7.77	8,109	8.68
PLN	1,037	1.38	2,269	2.70	2,596	2.78
Indosat	939	1.25	890	1.06	933	1.00
Jasindo	267	0.35	168	0.20	349	0.37
Others	128	0.16	114	0.14	511	0.55
Sub-total	8,282	10.98	9,974	11.87	12,498	13.38
Associated companies
Indonusa	145	0.19	264	0.31	306	0.33
Teltranet	49	0.06	123	0.15	181	0.19
Others	38	0.05	34	0.04	11	0.01
Sub-total	232	0.30	421	0.50	498	0.53
Other related entities
Kisel	771	1.02	813	0.97	916	0.98
POIN	1,459	1.94	405	0.48	850	0.91
PMM	—	—	404	0.48	850	0.91
Kopegtel	533	0.71	713	0.85	836	0.90
Yakes	192	0.25	139	0.17	128	0.14
Others	188	0.25	83	0.10	190	0.20
Sub-total	3,143	4.17	2,557	3.05	3,770	4.04
Total	11,657	15.45	12,964	15.43	16,766	17.95

	2016		2017		2018
		% of total		% of total		% of total
	Amount	finance income	Amount	finance income	Amount	finance income
FINANCE INCOME
Majority stockholder
Ministry of Finance	2	0.12	0	0.00	—	—
Entities under common control
State-owned banks	895	52.16	863	60.18	596	58.78
Government agencies	34	1.98	34	2.37	12	1.18
Others	5	0.29	35	2.44	6	0.59
Total	936	54.55	932	64.99	614	60.55

	2016		2017		2018
		% of total		% of total		% of total
	Amount	finance cost	Amount	finance cost	Amount	finance cost
FINANCE COSTS
Majority stockholder
Ministry of Finance	64	2.28	54	1.95	41	1.16
Entities under common control
State-owned banks	1,228	43.70	820	29.61	1,140	32.36
SMI	—	—	94	3.39	110	3.12
Total	1,292	45.98	968	34.95	1,291	36.64

	2016		2017		2018
		% of total		% of total		% of total
	Amount	revenues	Amount	revenue	Amount	revenues
DISTRIBUTION OF SIM CARD AND PULSE RELOAD VOUCHER
Other related entities
Tiphone	3,441	2.96	3,888	3.03	4,390	3.36
Kisel	4,600	3.95	4,181	3.26	4,221	3.23
Gratika	408	0.35	408	0.32	474	0.36
Total	8,449	7.26	8,477	6.61	9,085	6.95

	2017		2018
		% of total		% of total
	Amount	property and equipment purchased	Amount	property and equipment purchased
PURCHASE OF PROPERTY AND EQUIPMENTS
Entities under common control
INTI	203	0.61	137	0.41
Others	98	0.29	70	0.21
Sub-total	301	0.90	207	0.62
Other related entities
Kopegtel	130	0.39	144	0.43
Bangtelindo	64	0.19	135	0.40
Others	188	0.57	193	0.57
Sub-total	382	1.15	472	1.40
Total	683	2.05	679	2.02

Presented below are balances of accounts with related parties:

	2017		2018
		% of total		% of total
	Amount	assets	Amount	assets
a. Cash and cash equivalents (Note 4)	19,236	9.71	14,544	7.06
b. Other current financial assets (Note 5)	1,170	0.59	471	0.23
c. Trade receivables - net (Note 6)	1,864	0.94	2,014	0.98
d. Other current assets
Entities under common control
MoCI	3,485	1.76	3,478	1.69
Others	60	0.03	85	0.04
Sub-total	3,545	1.79	3,563	1.73
Other related entities	68	0.03	78	0.04
Total	3,613	1.82	3,641	1.77
e. Other non-current assets
Entities under common control
MoCI	2,019	1.02	1,743	0.85
Others	33	0.02	28	0.01
Sub-total	2,052	1.04	1,771	0.86
Other related entities	25	0.01	18	0.01
Total	2,077	1.05	1,789	0.87

	2017		2018
		% of total		% of total
	Amount	liabilities	Amount	liabilities
f. Trade payables (Note 15)
Majority stockholder
Ministry of Finance	29	0.03	2	0.00
Entities under common control
MoCI	1,561	1.81	1,477	1.66
Indosat	225	0.26	122	0.14
Others	108	0.12	313	0.35
Sub-total	1,894	2.19	1,912	2.15
Other related entities
Kopegtel	206	0.24	279	0.31
Others	284	0.32	259	0.29
Sub-total	490	0.56	538	0.60
Associated companies	47	0.05	37	0.04
Total	2,460	2.83	2,489	2.79

	2017		2018
		% of total		% of total
	Amount	liabilities	Amount	liabilities
g. Accrued expenses
Majority stockholder
Ministry of Finance	9	0.01	7	0.01
Entities under common control
State-owned banks	22	0.03	61	0.07
Others	129	0.15	86	0.10
Sub-total	151	0.18	147	0.17
Other related entities
Kisel	235	0.27	183	0.21
Others	—	—	13	0.01
Sub-total	235	0.27	196	0.22
Total	395	0.46	350	0.40
h. Advances from customers
Majority stockholder
Ministry of Finance	19	0.02	19	0.02
Entity under common control
PLN	11	0.01	12	0.01
Total	30	0.03	31	0.03
i. Short-term bank loans (Note 18)	1,297	1.50	956	1.08
j. Two-step loans (Note 19a)	1,098	1.27	949	1.07
k. Long-term bank loans (Note 19c)	7,895	9.14	12,620	14.20
l. Other borrowings (Note 19d)	1,295	1.50	2,244	2.52

Schedule of remuneration of the Board of Commissioners and key management personnel

	2016		2017		2018
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Directors	427	0.57%	175	0.21%	360	0.39%
Board of Commissioners	121	0.16%	65	0.08%	166	0.18%